SCHEDULE OF FUTURE MINIMUM PAYMENTS OF NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Remainder of 2021
2022	58,970
2023	9,385,601
2024	60,161
Thereafter	71,307
Total future minimum payments	9,576,039
Less: discount	(4,542,205)
Less:payable	5,033,834
Less: current	(29,411)	$ 0	$ (7,145,906)
Notes payable, non-current	$ 5,004,423